CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Investments available for sale, at fair value, restricted investments	$ 10,693.1	544,169.2		535,694.2
Loans, allowance	$ 548.4	27,906.9	$ 508.8	25,894.3
Equity shares, par value		2.0		2.0
Equity shares, authorized	2,750,000,000	2,750,000,000	2,750,000,000	2,750,000,000
Equity shares, issued	2,346,688,270	2,346,688,270	2,326,128,420	2,326,128,420
Equity shares, outstanding	2,346,688,270	2,346,688,270	2,326,128,420	2,326,128,420